LEASES - Weighted-Average Remaining Term and Discount Rate (Details) - Vimeo Inc.	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)	2 years 8 months 23 days	3 years 8 months 9 days
Discount rate (as a percent)	2.97%	5.63%